Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements, except for the events mentioned below, the Group did not identify any subsequent events with material financial impact on the Group’s unaudited condensed consolidated financial statements.

On June 30, 2026, the Company entered into an exchange agreement with Digital Innovations Group, Inc. (“DIG”) to acquire 990,000 shares of DIG common stock in exchange for the issuance of Class B Ordinary Shares of the Company with an aggregate value of US$2,000,000. Subject to customary conditions precedent including due diligence and ancillary agreements, the transaction had its initial closing on July 17, 2026. The Class B Ordinary Shares are issuable in four quarterly tranches of US$500,000 each, priced at the five-day volume-weighted average price (“VWAP”) on Nasdaq prior to each issuance date, subject to a value true-up upon the final tranche. Because closing conditions were satisfied after the balance sheet date, the transaction was accounted for as a non-recognized subsequent event as of June 30, 2026.

On June 30, 2026, the Company entered into a share subscription agreement with Mr. Soon Huat Lim, the Company’s founder, Chairman and Chief Executive Officer (the “CEO”), pursuant to which the CEO agreed to convert approximately US$8.0 million of outstanding indebtedness owed by the Company to him into 901,408,450 restricted Class B Ordinary Shares of the Company, at a conversion price of US$0.008875 per share. The conversion price was determined based on the closing price of the Company’s ADSs on June 18, 2026.

On July 8, 2026, the Company held an extraordinary general meeting of shareholders (the “EGM”). At the EGM, the Company’s shareholders approved the following matters:

(1)	a share redesignation of (a) 40,000,000 authorized but unissued Class A Ordinary Shares to 40,000,000 blank shares and (b) 20,000,000 authorized but unissued Class C Ordinary Shares to 20,000,000 blank shares (collectively, the “Share Redesignations”).

(2)	immediately following the Share Redesignations, an increase in the Company’s authorized share capital from $50,000 to US$1,200,000, divided into 120,000,000,000 shares of a par value of US$0.00001 each, comprising 23,040,000,000 Class A ordinary shares, 72,000,000,000 Class B ordinary shares, 11,520,000,000 Class C ordinary shares and 13,440,000,000 blank shares.

(3)	immediately following the increase of authorized share capital, a share consolidation whereby every 240 existing ordinary shares of a par value of US$0.00001 each will be consolidated into one ordinary share of a par value of US$0.0024 each, to take effect immediately following the completion of the mandatory exchange of all outstanding ADSs for the underlying Class B ordinary shares pursuant to the termination of the deposit agreement, dated as of September 11, 2024, as amended, among the Company, Citibank, N.A. and the holders and beneficial owners of ADSs from time to time. Following the Share Consolidation, the Company’s authorized share capital is US$1,200,000 divided into 500,000,000 shares of a par value of $0.0024 each, comprising 96,000,000 Class A ordinary shares, 300,000,000 Class B ordinary shares, 48,000,000 Class C ordinary shares and 56,000,000 shares of such class or classes (however designated) as the board of directors may determine. No fractional shares will be issued in connection with the Share Consolidation, and any fractional entitlement will be rounded down to the nearest whole share if less than 0.5 and rounded up to the nearest whole share if 0.5 or more.

These matters were completed and changed on July 16, 2026. The Company has retroactively restated those shares and per share data for all periods presented. As of June 30, 2026, 208,333 Class A ordinary shares had been issued and outstanding, and 4,638,810 Class B ordinary shares had been issued and outstanding.

In August 2026, the Company executed a joint venture agreement with Digital Innovations Group, Inc. (“DIG”), a U.S. company that owns the IRMA AI Engine, to establish IRMA Asia Pte. Ltd. (“IRMA Asia”), a Singapore-based 50/50 joint venture to commercialize the IRMA Engine as IRMA Engine Asia across Asia, the Middle East and Africa.

In September 2026, the Company completed two separate equity financings, issuing an aggregate of 50,000,000 Class B ordinary shares (par value $0.0024 per share) for total gross proceeds of $23.0 million. Specifically, on September 8, the Company issued and sold 20,000,000 shares to certain non-U.S. investors at a purchase price of $0.40 per share for gross proceeds of $8.0 million. Subsequently, on September 29, the Company closed a registered direct offering, issuing and selling an additional 30,000,000 shares to certain investors at an offering price of $0.50 per share for gross proceeds of $15.0 million. For both transactions, the respective investors paid their purchase prices entirely in USD Coin (“USDC”), Tether (“USDT”), or a combination thereof.